RECEIVABLES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Receivables
Gross receivables	$ 12,884,569	$ 12,373,149		$ 13,504,713		$ 12,285,234	$ 10,854,596
Less: Allowance for credit losses	(95,542)	(96,953)	$ (93,077)	(102,215)	$ (100,420)	(101,953)	(122,320)	$ (106,673)
Total receivables, net	12,789,027	12,276,196				12,183,281
Restricted Receivables	10,954,660	10,805,277				10,648,814
Off-Book Receivables						13,217
Retained Interests						2,853
Receivables directly or indirectly sold or transferred and available to pay the entity's creditors prior to all obligations of the SPE having been fulfilled	0	0
Maturities of wholesale notes and accounts, retail and other notes, and finance leases
2015	6,723,364
2016	2,094,648
2017	1,775,894
2018	1,313,775
2019 and thereafter	976,888
Total Receivables	12,884,569	12,373,149		$ 13,504,713		12,285,234	$ 10,854,596
Retail
Receivables
Gross receivables	902,016	621,947				986,769
Restricted Receivables	7,798,882	7,763,669				7,431,634
Off-Book Receivables						13,217
Retained Interests						2,853
Maturities of wholesale notes and accounts, retail and other notes, and finance leases
Total Receivables	$ 902,016	621,947				986,769
Retail | Minimum
Receivables
Stated original maturities	2 years
Retail | Maximum
Receivables
Stated original maturities	6 years
Wholesale
Receivables
Gross receivables	$ 984,832	909,077				362,870
Restricted Receivables	3,153,814	3,041,608				3,210,654
Maturities of wholesale notes and accounts, retail and other notes, and finance leases
Total Receivables	$ 984,832	909,077				362,870
Wholesale | Maximum
Receivables
Stated original maturities	24 months
Interest-free periods	12 months
Finance lease receivables
Receivables
Gross receivables	$ 43,061	36,848				55,964
Restricted Receivables	1,964					6,526
Maturities of wholesale notes and accounts, retail and other notes, and finance leases
Total Receivables	43,061	36,848				55,964
Restricted receivables
Receivables
Restricted Receivables	$ 10,954,660	$ 10,805,277				10,648,814
Commercial revolving accounts receivables
Receivables
Gross receivables						230,817
Maturities of wholesale notes and accounts, retail and other notes, and finance leases
Total Receivables						$ 230,817